UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21878

Oppenheimer Rochester Maryland Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 6/30/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2016 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—99.2%
Maryland—49.4%
$25,000	Anne Arundel County, MD Solid Waste[1]	5.500%	09/01/2016	$25,094
500,000	Anne Arundel County, MD Special Obligation (National Business Park-North)[1]	6.100	07/01/2040	531,150
195,000	Baltimore, MD Convention Center[1]	5.000	09/01/2019	195,745
655,000	Baltimore, MD Convention Center Hotel[1]	5.250	09/01/2039	659,618
400,000	Baltimore, MD Special Obligation (Consolidated Loan)[1]	5.000	06/15/2033	463,620
10,000	Dawson-Adams, MD Devel. Corp. (Co-Op Hsg.)[1]	7.375	11/01/2019	10,139
200,000	Frederick County, MD Educational Facilities (Mount St. Mary’s College)[1]	5.625	09/01/2038	200,396
15,000	Frederick County, MD Special Obligation (Lake Linganore)[1]	5.700	07/01/2029	15,315
35,000	Frederick, MD (Carrollton Apartments)[1]	5.800	09/01/2024	35,100
35,000	Frederick, MD (Carrollton Apartments)[1]	5.850	03/01/2028	35,094
25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.125	05/01/2022	25,066
25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	4.950	09/01/2038	25,097
50,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.375	12/15/2022	50,129
10,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.950	07/01/2023	10,026
500,000	MD EDC Student Hsg. (Frostburg State University)[1]	5.000	10/01/2033	564,660
300,000	MD EDC Student Hsg. (Salisbury University)[1]	5.000	06/01/2030	334,938
650,000	MD EDC Student Hsg. (University of Maryland College Park)[1]	5.000	06/01/2027	831,837
1,000,000	MD GO1	5.000	08/01/2023	1,265,090
1,575,000	MD H&HEFA (Adventist Healthcare)[1]	6.250	01/01/2031	1,936,447
1,000,000	MD H&HEFA (Anne Arundel Medical Center)[1]	6.750	07/01/2039	1,178,310
600,000	MD H&HEFA (Charlestown Community)[1]	6.125	01/01/2030	713,328
1,000,000	MD H&HEFA (Charlestown Community)[1]	6.250	01/01/2041	1,192,840
1,500,000	MD H&HEFA (Doctors Community Hospital)[1]	5.750	07/01/2038	1,688,550
1,035,000	MD H&HEFA (Edenwald)[1]	5.400	01/01/2031	1,035,135
500,000	MD H&HEFA (Greater Baltimore Medical Center)[1]	5.750	07/01/2034	598,580
195,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500	07/01/2026	195,528
40,000	MD H&HEFA (Johns Hopkins Medical Institutional Parking System)[1]	5.000	07/01/2034	40,083
400,000	MD H&HEFA (Lifebridge Health)[1]	6.000	07/01/2041	483,544
1,000,000	MD H&HEFA (Medstar Health)[1]	5.000	08/15/2038	1,192,430
1,000,000	MD H&HEFA (Meritus Medical Center)[1]	5.000	07/01/2033	1,192,870
250,000	MD H&HEFA (Upper Chesapeake)[1]	6.000	01/01/2038	270,305
20,000	MD Industrial Devel. Finance Authority (American Center for Physics)[1]	4.900	12/15/2016	20,079
95,000	Montgomery County, MD Hsg. Opportunities Commission (HP Landings Edge)[1]	5.050	07/01/2028	95,229
10,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.)[1]	6.050	07/01/2026	10,028
10,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B1	6.000	07/01/2020	10,034

1      OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Maryland (Continued)
$1,370,000	Montgomery County, MD Hsg. Opportunities Commission, Series A1	5.650%	11/01/2033	$1,373,329
30,000	Montgomery County, MD Hsg. Opportunities Commission, Series A1	5.550	11/01/2022	30,550
75,000	Prince Georges County, MD IDA (Upper Marlboro Justice)	5.000	06/30/2019	75,301
2,300,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250	07/01/2035	2,324,426
3,049,616	Salisbury, MD Special Obligation (Villages at Salisbury Lake)[2]	3.787 [3]	01/01/2037	340,307
				21,275,347
U.S. Possessions—49.8%
200,000	Guam Government Business Privilege[1]	5.000	01/01/2031	228,652
160,000	Northern Mariana Islands Commonwealth, Series A1	5.000	06/01/2017	161,112
200,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	140,644
1,500,000	Puerto Rico Aqueduct & Sewer Authority	6.125 [4]	07/01/2024	1,077,240
950,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	950,048
865,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	862,820
550,000	Puerto Rico Commonwealth GO	5.625	07/01/2033	363,319
1,000,000	Puerto Rico Commonwealth GO	5.000	07/01/2020	658,450
1,000,000	Puerto Rico Commonwealth GO	5.750	07/01/2036	657,330
500,000	Puerto Rico Commonwealth GO	6.000	07/01/2029	331,125
65,022	Puerto Rico Electric Power Authority	10.000	01/01/2021	50,848
86,695	Puerto Rico Electric Power Authority	10.000	07/01/2019	67,904
86,696	Puerto Rico Electric Power Authority	10.000	07/01/2019	67,904
65,022	Puerto Rico Electric Power Authority	10.000	07/01/2021	50,848
21,673	Puerto Rico Electric Power Authority	10.000	07/01/2022	16,943
21,674	Puerto Rico Electric Power Authority	10.000	01/01/2022	16,944
515,000	Puerto Rico Electric Power Authority, Series A5	5.050	07/01/2042	342,084
300,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2029	199,236
1,870,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2028	1,242,035
330,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2031	219,146
1,500,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2028	996,315
900,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2037	597,798
190,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2032	126,196
140,000	Puerto Rico Electric Power Authority, Series WW5	5.000	07/01/2028	92,989
260,000	Puerto Rico Electric Power Authority, Series XX5	5.250	07/01/2035	172,682
750,000	Puerto Rico Electric Power Authority, Series XX5	5.250	07/01/2040	498,105
1,500,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2030	933,030
480,000	Puerto Rico Infrastructure	6.000	12/15/2026	165,485
400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	205,864
1,165,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500	10/01/2037	593,055
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	04/01/2042	92,461
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2027	94,191
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125	04/01/2032	92,886
150,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	03/01/2036	134,880
215,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700	05/01/2024	215,017
500,000	Puerto Rico Public Buildings Authority	6.500	07/01/2030	306,320

2      OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$2,350,000	Puerto Rico Public Buildings Authority	6.750%	07/01/2036	$1,442,618
450,000	Puerto Rico Public Buildings Authority	5.250	07/01/2042	266,814
550,000	Puerto Rico Public Buildings Authority	6.250	07/01/2031	335,599
500,000	Puerto Rico Public Buildings Authority	7.000	07/01/2021	315,700
750,000	Puerto Rico Public Buildings Authority	7.000	07/01/2025	465,465
2,000,000	Puerto Rico Public Finance Corp., Series B6	5.500	08/01/2031	230,000
4,250,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750	08/01/2057	2,994,465
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C	0.000 [4]	08/01/2032	440,750
200,000	University of Puerto Rico, Series Q	5.000	06/01/2030	78,806
175,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	176,927
1,000,000	V.I. Public Finance Authority, Series A1	5.000	10/01/2032	1,138,750
530,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	530,270
				21,438,070
Total Investments, at Value (Cost $49,895,581)—99.2%				42,713,417
Net Other Assets (Liabilities)—0.8				325,952
Net Assets—100.0%				$43,039,369

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

3. Zero coupon bond reflects effective yield on the original acquisition date.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

EDC	Economic Devel. Corp.
GO	General Obligation
H&HEFA	Hospitals and Higher Education Facilities Authority
HP	HealthPartners
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

3      OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2016 Unaudited

1. Organization

Oppenheimer Rochester Maryland Municipal Fund (the “Fund”) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Effective as of the close of the New York Stock Exchange (“NYSE”) on March 24, 2016 (the “Closing Date”), the Fund will no longer accept purchase orders from new investors and shareholders of other Oppenheimer funds will no longer be able to exchange shares of other funds into the Fund. Please see the Fund’s prospectus for exceptions and additional information.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

 The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time

4      OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

3. Securities Valuation (Continued)

when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

5      OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

6      OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

3. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Maryland	$—	$21,275,347	$—	$21,275,347
U.S. Possessions	—	21,438,070	—	21,438,070

Total Assets	$—	$42,713,417	$—	$42,713,417

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$2,000,000
Market Value	$230,000
Market Value as % of Net Assets	0.53%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $4,486,586, representing 10.42% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests in obligations of issuers within certain states and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S.

7      OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

8      OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

6. Federal Taxes (Continued)

Federal tax cost of securities	$49,895,830

Gross unrealized appreciation	$2,713,719
Gross unrealized depreciation	(9,896,132)

Net unrealized depreciation	$(7,182,413)

9      OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Maryland Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/12/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/12/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/12/2016